Property and Equipment, Net by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 48,692	$ 41,549
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net	44,138	37,455
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net	3,005	2,857
Rest of World
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 1,549	$ 1,237